Deferred Income Tax asset and liability - Disclosure of temporary difference unused tax losses and unused tax credits explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	S/ 0	S/ (11)
Deferred Tax Liability Asset	142,367	353,565
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax Liability Asset	142,367	353,565
Provision for loan portfolio and other provisions [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	316,208	457,799
Modification of rescheduled loan cash flows [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	4,184	39,641
Deferred income from stand-by letters [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	3,958	3,973
Right-of-use assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	3,281	2,613
Net unrealized losses from fluctuation in investments through other comprehensive income [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	3,151	0
Unrealized (loss) gain from derivatives [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	(7,453)	8,688
Leveling of assets and liabilities [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	(27,773)	427
Recording of past-due and refinanced loans (Stages 1, 2, 3) [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	(47,746)	(38,368)
Other Deferred Assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	30,029	30,261
Deemed Cost Of Fixed Assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(62,125)	(59,478)
Amortization Of Intangible Assets Net [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(69,465)	(81,101)
Unrealized net gain from fluctuation in investments through other comprehensive income [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(56)	(5,332)
Other Deferred Liabilities [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(3,826)	(5,558)
Others [member]
Net deferred tax assets and liabilities [abstract]
Net Deferred Tax Asset	0	11
Total Deferred Income Tax Liability Net [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability Asset	0	11
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax Liability Asset	S/ 0	S/ 11